Provisions (Tables)	12 Months Ended
Apr. 03, 2022
Provisions [abstract]
Schedule of Reconciliation of Provisions

	Warranty	Sales returns	Asset retirement obligations	Others	Total
	$	$	$	$	$
March 29, 2020	19.4	10.7	3.9	3.0	37.0
Additional provisions recognized	13.2	8.5	1.8	1.7	25.2
Reductions resulting from settlement	(6.2)	(4.7)	—	(1.7)	(12.6)
Release of provisions	—	—	—	(3.0)	(3.0)
Other	—	(0.8)	(0.2)	—	(1.0)
March 28, 2021	26.4	13.7	5.5	—	45.6
Additional provisions recognized	10.0	15.1	2.2	—	27.3
Reductions resulting from settlement	(7.2)	(14.4)	—	—	(21.6)
Release of provisions	—	(1.2)	—	—	(1.2)
Other	—	(0.3)	—	—	(0.3)
April 3, 2022	29.2	12.9	7.7	—	49.8

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	April 3, 2022	March 28, 2021
	$	$
Current provisions	18.5	20.0
Non-current provisions	31.3	25.6
	49.8	45.6